Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ 13,455	$ 23,465	$ 31,063
Deferred	(1,664)	581	(3,373)
Income tax expense	$ 11,791	$ 24,046	$ 27,690